Earnings per share - Earnings Per Share, Basic and Diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ordinary Shares
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	$ 0.1720	$ 0.0061	$ (0.3539)
Diluted earnings (loss) per share (USD per share)	0.1710	0.0060	(0.3539)
American Depositary Share
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	1.03	0.04	(2.12)
Diluted earnings (loss) per share (USD per share)	$ 1.03	$ 0.04	$ (2.12)